Investment Income (Details) - EBP 001 [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Plan's interest in Master Trust income	$ 1,808
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	1,756
Dividends and interest income	52
Plan's interest in Master Trust income	1,808
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	1,862
Dividends and interest income	53
Plan's interest in Master Trust income	$ 1,915